Parent Company Only Financial Information	12 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Financial Information	PARENT COMPANY ONLY FINANCIAL INFORMATION
Distributions of retained earnings of MUFG Bank and Mitsubishi UFJ Trust and Banking are restricted in order to meet the minimum capital adequacy requirements under the Banking Law. Additionally, retained earnings of these banking subsidiaries are restricted, except for approximately ¥5,155 billion and ¥5,094 billion, in accordance with the statutory reserve requirements under the Companies Act at March 31, 2021 and 2022, respectively. See Notes 19 and 21 for further information.
The Banking Law and related regulations restrict the ability of these banking subsidiaries to extend loans or credit to the parent company. Such loans or credits to the parent company are generally limited to 15% of the banking subsidiary’s consolidated total capital, as determined by the capital adequacy guidelines.
At March 31, 2021 and 2022, approximately ¥6,007 billion and ¥5,662 billion, respectively, of net assets of consolidated subsidiaries may be restricted as to payment of cash dividends and loans to the parent company.
The following table presents the parent company only financial information of MUFG:
Condensed Balance Sheets

	As of March 31,
	2021	2022
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥229,380	¥231,389
Investments in subsidiaries and affiliated companies	16,658,522	16,504,756
Banking subsidiaries	12,793,367	11,731,745
Non-banking subsidiaries and affiliated companies	3,865,155	4,773,011
Loans to subsidiaries	9,208,439	10,062,030
Banking subsidiaries	8,690,696	9,516,847
Non-banking subsidiaries	517,743	545,183
Other assets	197,231	266,773
Total assets	¥26,293,572	¥27,064,948
Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,206,694	¥1,146,147
Long-term debt from non-banking subsidiaries and affiliated companies	15,897	24,535
Long-term debt	9,226,046	10,055,876
Other liabilities	183,986	233,322
Total liabilities	10,632,623	11,459,880
Total shareholders’ equity	15,660,949	15,605,068
Total liabilities and shareholders’ equity	¥26,293,572	¥27,064,948
Condensed Statements of Operations

	Fiscal years ended March 31,
	2020	2021	2022
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥376,376	¥404,064	¥586,108
Banking subsidiaries	277,472	317,453	419,691
Non-banking subsidiaries and affiliated companies	98,904	86,611	166,417
Management fees from subsidiaries	33,543	35,095	34,957
Interest income from subsidiaries	174,500	174,816	183,679
Foreign exchange gains—net	4,834	1,089	6,851
Trading account losses—net	(37,272)	(18,285)	(4,059)
Gains on sales of investment in subsidiaries and affiliated companies—net	67,406	95	—
Other income	14,968	12,552	11,732
Total income	634,355	609,426	819,268
Expense:
Operating expenses	30,431	37,567	40,158
Interest expense to subsidiaries and affiliated companies	26,244	11,415	12,256
Interest expense	155,774	159,057	167,057
Other expense	15,024	8,164	7,154
Total expense	227,473	216,203	226,625
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	(108,069)	727,257	(667,088)
Income (loss) before income tax expense (benefit)	298,813	1,120,480	(74,445)
Income tax expense (benefit)	(7,142)	3,182	8,875
Net income (loss)	¥305,955	¥1,117,298	¥(83,320)
Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2020	2021	2022
	(in millions)
Operating activities:
Net income (loss)	¥305,955	¥1,117,298	¥(83,320)
Adjustments and other	(1,704)	(568,317)	653,768
Net cash provided by operating activities	304,251	548,981	570,448
Investing activities:
Proceeds from redemption of other investment securities	240,000	—	—
Proceeds from sales of investment in subsidiaries and affiliated companies	135,581	35,081	136
Purchase of equity investment in subsidiaries and an affiliated company	—	—	(1,000)
Net increase in loans to subsidiaries	(1,547,178)	(462,208)	(257,619)
Other—net	(12,572)	(11,531)	(9,413)
Net cash used in investing activities	(1,184,169)	(438,658)	(267,896)
Financing activities:
Net decrease in short-term borrowings from subsidiaries	(164,272)	(49,058)	(61,415)
Proceeds from issuance of long-term debt	1,844,488	831,121	1,625,173
Repayment of long-term debt	(214,994)	(514,436)	(1,369,254)
Repayment of long-term debt to affiliated companies	(241,000)	(10,500)	—
Proceeds from sales of treasury stock	2	1	—
Payments for acquisition of treasury stock	(50,022)	(13)	(150,017)
Dividends paid	(304,538)	(321,772)	(334,620)
Other—net	(7,791)	(1,954)	(10,410)
Net cash provided by (used in) financing activities	861,873	(66,611)	(300,543)
Net increase (decrease) in cash and cash equivalents	(18,045)	43,712	2,009
Cash and cash equivalents at beginning of fiscal year	203,713	185,668	229,380
Cash and cash equivalents at end of fiscal year	¥185,668	¥229,380	¥231,389